CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
FROM OPERATIONS
Investment income, net	$ 565.1	$ 501.0	$ 489.8
Net realized gain on investments	20.0	618.5	99.7
Net change in unrealized appreciation on investments and mortgage loans payable	599.8	526.9	1,528.7
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	1,184.9	1,646.4	2,118.2
FROM PARTICIPANT TRANSACTIONS
Premiums	3,064.2	2,852.3	2,432.6
Annuity payments	(41.0)	(36.7)	(31.6)
Withdrawals and death benefits	(2,263.4)	(1,931.0)	(1,598.1)
NET INCREASE IN NET ASSETS RESULTING FROM PARTICIPANT TRANSACTIONS	759.8	884.6	802.9
NET INCREASE IN NET ASSETS	1,944.7	2,531.0	2,921.1
NET ASSETS
Beginning of period	22,360.0	19,829.0	16,907.9
End of period	$ 24,304.7	$ 22,360.0	$ 19,829.0